U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.


1      Name and address of issuer: Prudential Pacific Growth
       Fund, Inc., 100 Mulberry Street, Gateway Center Three,
       Newark, New Jersey 07102-4077.

2 Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3      Investment Company Act File Number:     811-6391
       Securities Act File Number:   33-42391

4 (a)  Last day of fiscal year for which this Form is filed:
       October 31, 2002

4 (b)  [  ]  Check box if this Form is being filed late (i.e.
       more than 90 calendar days
       after the end of the issuer's fiscal year) (See
       Instruction A.2).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5      Calculation of registration fee:

       Aggregate sale price of securities            $69,806,329
  (i)  sold during the fiscal year pursuant
       to section 24(f):

       Aggregate price of securities                 $79,010,768
 (ii)  redeemed or repurchased during the
       fiscal year:

       Aggregate price of securities                $397,998,234
(iii)  redeemed or repurchased during any
       prior fiscal year ending no earlier
       than October 11, 1995 that were not
       previously used to reduce
       registration fees payable to the
       Commission:


      Total available redemption credits         -  $477,009,002
 (iv) [add Items 5(ii) and 5(iii)]:

      Net sales - If Item 5(i) is greater                     $0
  (v) than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:

 (vi) Redemption credits available for           $(407,202,673 )
      use in future years - if Item 5(i)
      is less than Item 5(iv)[subtract
      Item 5(iv) from Item (5(i)]:

(vii) Multiplier for determining                      x  .000092
      registration fee (See instruction
      C.9):

(viii Registration fee due [multiply Item                  =  $0
    ) 5(v) by Item 5(vii)] enter  " 0 "
      if no fee is due.

6     Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7     Interest due - if this Form is                       +  $0
      being filed more than 90 days after
      the end of the of the issuer's
      fiscal year (See Instruction D):

8     Total amount of the registration                     =  $0
      fee due plus any interest due [line
      5(viii) plus line 7]:

9     Date the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository:
      N/A

      Method of Delivery:     N/A

           [  ] Wire Transfer
           [  ] Mail or other means




	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



	By (Signature and Title)	/s/ Jonathan D. Shain
                                                   	Jonathan D. Shain
                                                   	Secretary



	Date: January 17, 2003